Goodwill and Intangibles - Narrative (Details) - USD ($)	3 Months Ended
	Nov. 25, 2017	Nov. 26, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill impairment charges	$ 0
Amortization expense	$ 1,600,000	$ 2,200,000